Equity - Schedule of Accumulated Deficits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Accumulated deficits at the beginning of the year	$ (90,283,261)	$ (50,391,283)	$ (41,342,180)
Net loss	(42,185,597)	(39,891,978)	(9,049,103)
Accumulated deficits at the end of the year	$ (132,468,858)	$ (90,283,261)	$ (50,391,283)